Segment Reporting	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Segment Reporting
15.	Segment Reporting
The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.
As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to Ben’s and BCH’s equity holders.
The Corporate & Other category includes the following items, among others:

•	Equity-based compensation;

•	Gains (losses) on changes in the fair value of investments in the GWG Wind Down Trust (or common stock and L Bonds of GWG Holdings, as applicable) held by Ben;

•	Interest expense incurred on the corporate related debt transactions; and

•	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.
The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.

These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.
The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(13)	$—	$—	$(13)
Loss on financial instruments, net	—	—	(41,875)	(900)	—	(42,775)
Interest and dividend income	—	—	2	112	—	114
Trust services and administration revenues	—	8	—	(95)	—	(87)
Intersegment revenues
Interest income	13,022	—	—	—	(13,022)	—
Trust services and administration revenues	—	6,482	—	—	(6,482)	—

Total revenues	13,022	6,490	(41,886)	(883)	(19,504)	(42,761)

External expenses
Employee compensation and benefits	1,482	545	—	13,371	—	15,398
Interest expense	2,120	—	1,794	1,200	—	5,114
Professional services	264	89	884	5,420	—	6,657
Loss on impairment of goodwill	220,212	86,472	—	—	—	306,684
Other expenses	533	231	26	4,360	—	5,150
Intersegment expenses
Interest expense	—	—	29,835	—	(29,835)	—
Provision for credit losses	60,502	—	—	—	(60,502)	—
Other expenses	—	—	3,850	—	(3,850)	—

Total expenses	285,113	87,337	36,389	24,351	(94,187)	339,003

Operating income (loss)	$(272,091)	$(80,847)	$(78,275)	$(25,234)	$74,683	$(381,764)

	Three Months Ended September 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(17,099)	$—	$—	$(17,099)
Loss on financial instruments, net	—	—	(16,391)	(4,646)	—	(21,037)
Interest and dividend income	—	—	10	87	—	97
Trust services and administration revenues	—	8	—	—	—	8
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	10,894	—	—	—	(10,894)	—
Trust services and administration revenues	—	7,767	—	—	(7,767)	—

Total revenues	10,894	7,775	(33,480)	(4,473)	(18,661)	(37,945)

External expenses
Employee compensation and benefits	1,599	501	—	8,417	—	10,517
Interest expense	774	—	1,965	851	—	3,590
Professional services	815	820	2,374	10,223	—	14,232
Provision credit for credit losses	—	—	—	(10)	—	(10)
Other expenses	564	180	187	5,795	—	6,726
Intersegment expenses
Interest expense	—	—	26,927	—	(26,927)	—
Provision credit for loan losses	(17,069)	—	—	—	17,069	—
Other expenses	—	—	5,126	—	(5,126)	—

Total expenses	(13,317)	1,501	36,579	25,276	(14,984)	35,055

Operating income (loss)	$24,211	$6,274	$(70,059)	$(29,749)	$(3,677)	$(73,000)

	Six Months Ended September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$487	$—	$—	$487
Loss on financial instruments, net	—	—	(43,679)	(2,557)	—	(46,236)
Interest and dividend income	—	—	10	220	—	230
Trust services and administration revenues	—	15	—	—	—	15
Intersegment revenues
Interest income	25,028	—	—	—	(25,028)	—
Trust services and administration revenues	—	13,050	—	—	(13,050)	—

Total revenues	25,028	13,065	(43,182)	(2,337)	(38,078)	(45,504)

External expenses
Employee compensation and benefits	3,975	1,105	—	46,141	—	51,221
Interest expense	2,878	—	3,668	2,352	—	8,898
Professional services	897	589	2,145	13,399	—	17,030
Loss on impairment of goodwill	1,121,212	281,777	—	—	—	1,402,989
Other expenses	1,187	438	383	10,084	—	12,092
Intersegment expenses
Interest expense	—	—	59,615	—	(59,615)	—
Provision for credit losses	69,998	—	—	—	(69,998)	—
Other expenses	—	—	7,694	—	(7,694)	—

Total expenses	1,200,147	283,909	73,505	71,976	(137,307)	1,492,230

Operating loss	$(1,175,119)	$(270,844)	$(116,687)	$(74,313)	$99,229	$(1,537,734)

	Six Months Ended September 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(42,216)	$—	$—	$(42,216)
Loss on financial instruments, net	—	—	(27,176)	(5,882)	—	(33,058)
Interest and dividend income	—	—	15	167	—	182
Trust services and administration revenues	—	15	—	—	—	15
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	25,205	—	—	—	(25,205)	—
Trust services and administration revenues	—	15,049	—	—	(15,049)	—

Total revenues	25,205	15,064	(69,377)	(5,629)	(40,254)	(74,991)

External expenses
Employee compensation and benefits	3,802	959	—	17,321	—	22,082
Interest expense	1,407	—	4,294	1,508	—	7,209
Professional services	1,509	1,325	2,956	16,299	—	22,089
Provision for credit losses	—	—	12,607	6,174	—	18,781
Other expenses	1,095	343	787	11,574	—	13,799
Intersegment expenses
Interest expense	—	—	50,618	—	(50,618)	—
Provision for loan losses	26,032	—	—	—	(26,032)	—
Other expenses	—	—	9,592	—	(9,592)	—

Total expenses	33,845	2,627	80,854	52,876	(86,242)	83,960

Operating income (loss)	$(8,640)	$12,437	$(150,231)	$(58,505)	$45,988	$(158,951)

	As of September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$291,781	$—	$—	$—	$(291,781)	$—
Investments, at fair value	—	—	457,548	223	—	457,771
Other assets	6,915	50,984	6,924	17,467	(51,093)	31,197
Goodwill and intangible assets, net	604,668	312,442	—	50,927	—	968,037

Total Assets	$903,364	$363,426	$464,472	$68,617	$(342,874)	$1,457,005

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

18. Segment Reporting
The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.
As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to BCG’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

•	Equity-based compensation;

•	Gains (losses) on changes in the fair value of GWG Holdings common stock held by Ben;

•	Interest expense incurred on the corporate related debt transactions (i.e., commercial loan agreement); and

•	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.
The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.
These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.
The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	$(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—

Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269
Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—

Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

	Three Months Ended March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(10,811)	$—	$—	(10,811)
Loss on financial instruments, net	—	—	(44,661)	(11,350)	—	(56,011)
Interest income	—	—	—	73	—	73
Trust services and administration revenues	121	8	—	—	—	129
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	17,790	—	—	—	(17,790)	—
Trust services and administration revenues	—	8,408	—	—	(8,408)	—

Total revenues	17,911	8,416	(55,472)	(11,275)	(26,198)	(66,618)

External expenses
Employee compensation and benefits	2,200	517	—	7,408	—	10,125
Interest expense	538	—	1,046	526	—	2,110
Professional services	915	446	—	4,088	—	5,449
Provision for credit losses	—	—	4,774	4,609	—	9,383
Other expenses	436	152	1,860	3,701	—	6,149
Intersegment expenses
Interest expense	—	—	24,694	—	(24,694)	—
Provision for loan losses	34,121	—	—	—	(34,121)	—
Other expenses	—	—	5,767	—	(5,767)	—

Total expenses	38,210	1,115	38,141	20,332	(64,582)	33,216

Operating income (loss)	$(20,299)	$7,301	$(93,613)	$(31,607)	$38,384	$(99,834)

Certain prior year items have been reclassified to conform with current year presentation.

	As of March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$418,793	$—	$—	$—	$(418,793)	$—
Investments, at fair value	—	—	659,921	14,249	—	674,170
Other assets	31,563	46,933	20,106	43,670	(46,284)	95,988
Goodwill and intangible assets, net	—	—	—	2,370,850	—	2,370,850

Total Assets	$450,356	$46,933	$680,027	$2,428,769	$(465,077)	$3,141,008

	Year Ended December 31, 2021
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$15,534	$—	$—	15,534
Gain on financial instruments, net	—	—	29,512	2,325	—	31,837
Interest income	—	—	7,110	288	—	7,398
Trust services and administration revenues	510	30	—	—	—	540
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	55,929	—	—	—	(55,929)	—
Trust services and administration revenues	—	20,258	—	—	(20,258)	—

Total revenues	56,439	20,288	52,156	2,615	(76,187)	55,311

External expenses
Employee compensation and benefits	8,328	2,031	—	38,164	—	48,523
Interest expense	12,812	—	—	14,645	—	27,457
Professional services	3,100	1,552	350	12,799	—	17,801
Provision for credit losses	—	—	14,318	4,437	—	18,755
Other expenses	2,127	512	695	10,561	—	13,895
Intersegment expenses
Interest expense	—	—	70,963	—	(70,963)	—
Provision for loan losses	8,881	—	—	—	(8,881)	—
Other expenses	—	—	12,180	—	(12,180)	—

Total expenses	35,248	4,095	98,506	80,606	(92,024)	126,431

Operating income (loss)	$21,191	$16,193	$(46,350)	$(77,991)	$15,837	$(71,120)

Certain prior year items have been reclassified to conform with current year presentation.

	Year Ended December 31, 2020
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$132,620	$—	$—	132,620
Loss on financial instruments, net	—	—	(15,838)	(14,832)	—	(30,670)
Interest income	—	—	1,819	285	(22)	2,082
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	36,267	—	36,267
Intersegment revenues
Interest income	51,819	—	—	—	(51,819)	—
Trust services and administration revenues	—	19,379	—	—	(19,379)	—

Total revenues	51,819	19,409	118,601	21,720	(71,220)	140,329

External expenses
Employee compensation and benefits	6,216	1,915	—	120,451	—	128,582
Interest expense	11,496	—	4,675	16,380	—	32,551
Professional services	3,656	1,190	—	14,199	—	19,045
Other expenses	(165)	382	502	6,845	—	7,564
Intersegment expenses
Interest expense	—	—	63,463	—	(63,463)	—
Provision for loan losses	5,378	—	—	—	(5,378)	—
Other expenses	—	—	12,177	—	(12,177)	—

Total expenses	26,581	3,487	80,817	157,875	(81,018)	187,742

Operating income (loss)	$25,238	$15,922	$37,784	$(136,155)	$9,798	$(47,413)

Certain prior year items have been reclassified to conform with current year presentation.